UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21563

 NAME OF REGISTRANT:                     Eaton Vance Short Duration
                                         Diversified Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


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

Eaton Vance Short Duration Diversified Income Fund
--------------------------------------------------------------------------------------------------------------------------
 BUFFETS RESTAURANTS HLDGS INC                                                               Agenda Number:  933337506
--------------------------------------------------------------------------------------------------------------------------
        Security:  11988P107
    Meeting Type:  Annual
    Meeting Date:  27-Oct-2010
          Ticker:  BUFR
            ISIN:  US11988P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE            Mgmt          Against                        Against
       & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 SUPERMEDIA INC                                                                              Agenda Number:  933404131
--------------------------------------------------------------------------------------------------------------------------
        Security:  868447103
    Meeting Type:  Annual
    Meeting Date:  11-May-2011
          Ticker:  SPMD
            ISIN:  US8684471035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       EDWARD J. BAYONE                                          Mgmt          For                            For
       ROBERT C. BLATTBERG                                       Mgmt          For                            For
       CHARLES B. CARDEN                                         Mgmt          For                            For
       ROBIN DOMENICONI                                          Mgmt          For                            For
       THOMAS D. GARDNER                                         Mgmt          For                            For
       DAVID E. HAWTHORNE                                        Mgmt          For                            For
       PETER J. MCDONALD                                         Mgmt          For                            For
       THOMAS S. ROGERS                                          Mgmt          For                            For
       JOHN SLATER                                               Mgmt          For                            For
       DOUGLAS D. WHEAT                                          Mgmt          For                            For

02     ADVISORY VOTE APPROVING SUPERMEDIA'S EXECUTIVE            Mgmt          For                            For
       COMPENSATION.

03     ADVISORY VOTE ON THE FREQUENCY OF EXECUTIVE               Mgmt          1 Year                         For
       COMPENSATION VOTE.

04     RATIFICATION OF ERNST & YOUNG LLP AS SUPERMEDIA'S         Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR 2011.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Short Duration Diversified Income Fund
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/17/2011